Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Inventories [Abstract]
Finished goods	¥ 107		¥ 844	$ 15
Gross total	107		844	15
Less: inventory write-down
Net inventories	¥ 107		¥ 844	$ 15